SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (3,189,205)		$ (1,160,446)	$ (2,154,084)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,501		76,246	36,243
(Recovery) allowance for CECL - trade receivable	134,960		(159,509)	165,464
(Gain) loss on foreign currency transactions	(80,603)		(18,762)	(43,548)
Gain on conversion of functional currency from US $ to GBP - MD Local			(80,887)
Loss (gain) on sale of assets	1,369		12	(10,954)
Loss on valuation of warrants	493,274
(Gain) loss on deconsolidation	(14,404)			240,431
Share-based compensation	1,493,418
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	9,374		935,537	815,839
Decrease (increase) in other receivables	2,536		(2,051)	(2,788)
Decrease (increase) in prepaid expense	(107,295)		15,726	5,914
(Decrease) increase in accounts payable and accrued expenses	113,976		(207,250)	(537,442)
(Decrease) increase in VAT and other tax payable	4,424		(5,637)	(125,453)
Increase in related party payable	3,444
(Decrease) increase in deferred income	(1,486)		1,847	(1,000)
Net Cash Used in Operating Activities	(1,060,717)		(599,365)	(1,587,117)
Cash Flows from Investing Activities:
Purchase of fixtures,office equipment and improvements	(35,748)		(106,544)	(45,507)
Net Cash (Used in) Investing Activities	(35,748)		(38,784)	(3,109,449)
Cash Flows from Financing Activities:
Proceeds from private placement	2,450,002
Costs of private placement	(256,500)
Proceeds from exercise Series A and B Warrants	232,958
Net Cash (Used in) Provided by Financing Activities	2,426,460		(363,089)	381,754
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(6,666)		71,585	4,288
Net decrease in cash, cash equivalents and restricted cash	1,323,329		(929,653)	$ (4,310,524)
Cash, cash equivalents, and restricted cash - beginning of the period	503,505
Cash, cash equivalents, and restricted cash - end of the period	1,826,834		503,505
Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on deconsolidation	(126,636)	¥ (911,232)
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Cash Flows from Operating Activities:
Net loss	(3,062,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,501
(Recovery) allowance for CECL - trade receivable	134,960
(Gain) loss on foreign currency transactions	(80,603)
Loss (gain) on sale of assets	1,369
Loss on valuation of warrants	493,274
(Gain) loss on deconsolidation	(141,040)
Share-based compensation	1,493,418
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	9,374
Decrease (increase) in other receivables	2,536
Decrease (increase) in prepaid expense	(106,571)
(Decrease) increase in accounts payable and accrued expenses	74,239
(Decrease) increase in VAT and other tax payable	4,585
Increase in related party payable	42,101
(Decrease) increase in deferred income	(1,486)
Net Cash Used in Operating Activities	(1,060,912)
Cash Flows from Investing Activities:
Purchase of fixtures,office equipment and improvements	(35,748)
Net Cash (Used in) Investing Activities	(35,748)
Cash Flows from Financing Activities:
Proceeds from private placement	2,450,002
Costs of private placement	(256,500)
Proceeds from exercise Series A and B Warrants	232,958
Net Cash (Used in) Provided by Financing Activities	2,426,460
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(6,664)
Net decrease in cash, cash equivalents and restricted cash	1,323,136
Cash, cash equivalents, and restricted cash - beginning of the period	503,505
Cash, cash equivalents, and restricted cash - end of the period	1,826,641		$ 503,505
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Cash Flows from Operating Activities:
Net loss	126,636
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on deconsolidation	(126,636)
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expense	724
(Decrease) increase in accounts payable and accrued expenses	(39,737)
(Decrease) increase in VAT and other tax payable	161
Increase in related party payable	38,657
Net Cash Used in Operating Activities	(195)
Cash Flows from Financing Activities:
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	2
Net decrease in cash, cash equivalents and restricted cash	(193)
Cash, cash equivalents, and restricted cash - end of the period	$ (193)